2. SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Inventory Valuation
	September 30, 2014	December 31 2013
Raw materials	$1,089	$1,013
Work in process	143	268
Finished goods	96	96
Inventory reserve	(124)	(184)
Total	$1,204	$1,193

	December 31, 2013	December 31, 2012
Raw materials	$1,013	$518
Work in process	268	21
Finished goods	96	37
Inventory reserve	(184)	(52)
Total	$1,193	$524

Property and Equipment
	Year Ended December 31,
	2013	2012
Equipment	$1,277	$1,196
Software	737	730
Furniture and fixtures	124	124
Leasehold Improvement	189	170
	2,327	2,220
Less accumulated depreciation	(1,407)	(946)
Total	$920	$1,274

Accrued Liabilities
	As of December 31,
	2013	2012
Accrued compensation	$426	$706
Accrued professional fees	116	191
Deferred rent	68	77
Other accrued expenses	113	64
Total	$723	$1,038